SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
There were no significant subsequent events between the year-end reporting date of 30 June 2023 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.
    Declaration of dividend
On 23 August 2023, the Board declared a final dividend for the year ended 30 June 2023 of 65 SA cents per qualifying share amounting to R559.4 million, which was paid on 18 September 2023.
Conditional shares granted
On 25 October 2023, 2,955,805 conditional shares were granted to qualifying employees under the current equity settled long-term incentive scheme. These are expected to vest on 25 October 2026. The number of conditional shares granted includes those granted to directors and prescribed officers as follows:

Number of conditional shares

Executive directors
D J Pretorius	436,959
A J Davel	232,624

Prescribed officers
W J Schoeman	232,624
K Mbanyele	29,585